HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2015
Hotel Operating Cost Disclosure [Abstract]
Schedule of hotel operating costs
Hotel operating costs include all direct costs incurred in the operation of the leased hotels, manachised and franchised hotels and consist of the following:

	Year Ended December 31,
	2013	2014	2015
Rents	1,255,663	1,543,651	1,804,532
Utilities	273,314	323,837	341,620
Personnel costs	638,511	788,973	919,555
Depreciation and amortization	453,062	558,833	645,058
Consumable, food and beverage	391,715	454,795	485,099
Others	169,401	207,938	316,283
Total	3,181,666	3,878,027	4,512,147